SCHEDULE OF FAIR VALUE OF WARRANTS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	$ 354,559	$ 256,957	$ 1,128,635
Changes of fair value of common stock purchase warrants liability	97,602	(868,678)
Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	20,466	14,803	124,756
Changes of fair value of common stock purchase warrants liability	5,663	(109,953)
Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	139,916	101,293	375,156
Changes of fair value of common stock purchase warrants liability	38,623	(273,863)
Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	46,802	33,919	125,408
Changes of fair value of common stock purchase warrants liability	12,883	(91,489)
Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	46,916	34,028	125,664
Changes of fair value of common stock purchase warrants liability	12,888	(91,636)
Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	19,842	14,398	125,821
Changes of fair value of common stock purchase warrants liability	5,444	(111,423)
Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	47,026	34,134	125,915
Changes of fair value of common stock purchase warrants liability	12,892	(91,781)
Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	33,591	24,382	$ 125,915
Changes of fair value of common stock purchase warrants liability	$ 9,209	$ (101,533)
Measurement Input, Price Volatility [Member] | Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input	337.7	289.9
Measurement Input, Price Volatility [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Warrants measurement input	337.7	289.9
Measurement Input, Price Volatility [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Warrants measurement input	337.7	289.9
Measurement Input, Price Volatility [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Warrants measurement input	337.7	289.9
Measurement Input, Price Volatility [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Warrants measurement input	337.7	289.9
Measurement Input, Price Volatility [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input	337.7	289.9
Measurement Input, Price Volatility [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Warrants measurement input	337.7	289.9
Measurement Input, Expected Dividend Rate [Member] | Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Term [Member] | Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 7 months 6 days	1 year 9 months 18 days
Measurement Input, Expected Term [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 7 months 6 days	1 year 9 months 18 days
Measurement Input, Expected Term [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 7 months 6 days	1 year 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 8 months 12 days	1 year 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 8 months 12 days	1 year 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 8 months 12 days	1 year 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 8 months 12 days	1 year 10 months 24 days
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.35	4.41
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.35	4.41
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.35	4.41
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.35	4.41
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.35	4.41
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.35	4.41
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.35	4.41